Equity - Schedule of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	$ (1,635,195)	$ 657,974	$ 649,033
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
(Loss) earnings per share from continuing operations (in U.S. dollars)	$ (3.93)	$ 1.58	$ 1.56
Net (loss) income from discontinued operations attributable to common shareholders of Mechel OAO	$ (108,429)	$ (8,370)	$ (600)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Loss per share effect of discontinued operations (in U.S. dollars)	$ (0.26)	$ (0.02)	$ 0.00